Average Annual Total Returns - SMI 3Fourteen Full-Cycle Trend ETF Class		12 Months Ended	18 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025 [1]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(3.77%)	1.22%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		(3.81%)	1.17%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(2.20%)	0.93%
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Total Return Index
Average Annual Return, Percent		17.88%	17.55%

[1]	The Fund commenced operations on July 2, 2024.